                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06551

Morgan Stanley Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1 - Report to Shareholders

        Welcome, Shareholder:

        In this report, you'll learn about how your investment in Morgan Stanley
        Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

        THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE
        FUND BEING OFFERED.

        MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO
        PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT
        OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY
        THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND,
        THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID
        FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE
        SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

--------------------------------------------------------------------------------
Name of Fund:                        Growth Fund
--------------------------------------------------------------------------------
Type of Report:                      Semiannual
--------------------------------------------------------------------------------
Date of Report:                      September 30, 2006
--------------------------------------------------------------------------------

Total Return for the 6 Months Ended September 30, 2006
--------------------------------------------------------------------------------
 Class A    Class B   Class C    Class D    Russell 1000(R)   Lipper Large-Cap
                                               Growth           Growth Funds
                                              Index(1)            Index(2)
--------------------------------------------------------------------------------
 -3.31%     -3.66%    -3.63%     -3.17%        -0.12%              -3.38%
--------------------------------------------------------------------------------

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.
Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

NOTE: ON OCTOBER 23, 2006, THE ASSETS OF MORGAN STANLEY GROWTH FUND (THE "FUND")
WERE COMBINED WITH THOSE OF MORGAN STANLEY FOCUS GROWTH FUND, AS APPROVED BY
FUND SHAREHOLDERS ON SEPTEMBER 27, 2006.

MARKET CONDITIONS

Volatility characterized the U.S. markets over the six-month period ended
September 30, 2006, which created a challenging environment for growth-oriented investors. Although 2006 started off well, news about the weakening housing market and increasing concerns over Federal Open Market Committee's (the "Fed")
ability to keep inflation in check dampened investor sentiment. The decline began in February as investors encountered mixed economic and corporate news, and eventually escalated into a steep market sell-off in May and June, sparked by the Fed's 16th and 17th consecutive rate increases. However, these concerns began to abate in August when the Fed decided to leave the target federal funds rate unchanged. This pause was well received by investors and the markets once again entered positive territory. By the end of the reporting period, the markets were performing moderately well as oil and commodity prices significantly declined from their highs, interest rates remained stable and inflation appeared to be tamed. Nevertheless, concerns regarding the possible effects of the slowing economy persisted.

The uncertainty facing the markets for much of the reporting period prompted investors to avoid economically sensitive sectors in favor of more defensive and less cyclical areas of the markets. In this environment, value stocks outpaced growth stocks over the six-month period.

PERFORMANCE ANALYSIS

Morgan Stanley Growth Fund underperformed the Russell 1000(R) Growth Index, while its Class A and D shares outperformed and Class B and C shares underperformed the Lipper Large-Cap Growth Funds Index for the six months ended
September 30, 2006, assuming no deduction of applicable sales charges.
Performance was primarily driven by stock selection and sector allocation decisions.

Relative to the Russell 1000 Growth Index, the sectors that detracted the most from overall performance were the consumer discretionary, health care and financial services sectors during the period. Within the consumer discretionary sector, stock selection, particularly in the commercial services areas, proved to be detrimental to returns, as did the sector's significant overweight position. The health care sector suffered due to a combination of poor performance among drugs and pharmaceutical firms and an underweight allocation versus the Russell 1000 Growth Index. Weak results from financial data processing companies in the financial services sector also impaired overall performance.

Despite these negative factors, there were several notable contributors to the
Fund during the six-month period. The largest beneficial influence on overall performance came from stock selection in the "other" sector (which includes multi-industry companies). Security selection also played a positive role in the materials and processing sector, where selection in certain agricultural fishing and ranching companies boosted returns. In addition, the Fund's technology sector did well due to strong stock selection and an underweight position relative to the Russell 1000 Growth Index.

At the close of the reporting period, the consumer discretionary sector represented both the largest weight in the Fund and the largest overweight versus the Russell 1000 Growth Index, followed by the financial services and
"other" sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

--------------------------------------------------------------------------------
                                 Top 10 Holdings
--------------------------------------------------------------------------------
Google, Inc. (Class A)                                                      5.5%
--------------------------------------------------------------------------------
Brookfield Asset Management Inc.
(Class A) (Canada)                                                          5.3
--------------------------------------------------------------------------------
Monsanto Co.                                                                5.1
--------------------------------------------------------------------------------
eBay, Inc.                                                                  5.1
--------------------------------------------------------------------------------
Sears Holdings Corp.                                                        4.8
--------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)                                              3.8
--------------------------------------------------------------------------------
Yahoo!, Inc.                                                                3.5
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                                      3.0
--------------------------------------------------------------------------------
America Movil S.A. de C.V. (Series L)
(ADR) (Mexico)                                                              3.0
--------------------------------------------------------------------------------
American Express Co.                                                        2.9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Top Five Industries
--------------------------------------------------------------------------------
Internet Software/Services                                                 10.7%
--------------------------------------------------------------------------------
Financial Conglomerates                                                     8.3
--------------------------------------------------------------------------------
Discount Stores                                                             7.8
--------------------------------------------------------------------------------
Other Consumer Services                                                     7.0
--------------------------------------------------------------------------------
Chemicals: Agricultural                                                     5.1
--------------------------------------------------------------------------------

Data as of September 30, 2006. Subject to change daily. All percentages for top
10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

The Fund will normally invest at least 65 percent of its assets in equity securities primarily of companies having market values or capitalizations of at least $1 billion that the Fund's "Investment Adviser," Morgan Stanley Investment
Advisors Inc., believes exhibit strong earnings and free cash flow growth. The
Investment Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities. The Investment Adviser emphasizes individual security selection.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form
N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form
N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the
SEC's web site, http://www.sec.gov. You may also review and copy them at the
SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800)
SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address
(publicinfo@sec.gov) or by writing the public reference section of the SEC,
Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the
Mutual Fund

Center on our Web site at www.morganstanley.com. It is also available on the
Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at
www.morganstanley.com. This information is also available on the Securities and
Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address.
Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our
Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

                           MORGAN STANLEY GROWTH FUND

                       FUND PERFORMANCE SEPTEMBER 30, 2006

          AVERAGE ANNUAL TOTAL RETURNS-PERIOD ENDED SEPTEMBER 30, 2006
          ------------------------------------------------------------

                 ================================================================================================
                   CLASS A SHARES*           CLASS B SHARES **        CLASS C SHARES +          CLASS D SHARES ++
                  (since 07/28/97)          (since 05/29/92)         (since 07/28/97)          (since 07/28/97)
         Symbol        GRTAX                     GRTBX                    GRTCX                     GRTDX
                 ================================================================================================

                 ================================================================================================
         1 Year        4.76%(3)                 4.02%(3)                 4.08% (3)                 5.02% (3)
                 ================================================================================================
                      (0.74)(4)                (0.98)(4)                 3.08  (4)                  -
                 ================================================================================================

                 ================================================================================================
        5 Years        4.42 (3)                 3.62 (3)                 3.67  (3)                 4.65  (3)
                 ================================================================================================
                       3.30 (4)                 3.27 (4)                 3.67  (4)                  -
                 ================================================================================================

                 ================================================================================================
       10 Years         -                       5.44 (3)                   -                        -
                 ================================================================================================
                        -                       5.44 (4)                   -                        -
                 ================================================================================================

                 ================================================================================================
Since Inception        3.89 (3)                 7.31 (3)                 3.13  (3)                 4.13  (3)
                 ================================================================================================
                       3.28 (4)                 7.31 (4)                 3.13  (4)                   -
                 ================================================================================================

     Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit
     www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A,
     Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%.
     The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

1.)  The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price -to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2.)  The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper
     Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

3.)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

4.)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees;
and (2) ongoing costs, including advisory fees; distribution and service (12b-1)
fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/06 - 09/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      BEGINNING                   ENDING                   EXPENSES PAID
                                                    ACCOUNT VALUE              ACCOUNT VALUE               DURING PERIOD *
                                                  ----------------------------------------------------------------------------------
                                                                                                             04/01/06 -
                                                      04/01/06                   09/30/06                     09/30/06
                                                  ----------------------------------------------------------------------------------

CLASS A
Actual (-3.31% return)                               $1,000.00                    $966.90                        $5.18
Hypothetical (5% annual return before expenses)      $1,000.00                  $1,019.80                        $5.32

CLASS B
Actual (-3.66% return)                               $1,000.00                    $963.40                        $8.81
Hypothetical (5% annual return before expenses)      $1,000.00                  $1,016.09                        $9.05

CLASS C
Actual (-3.63% return)                               $1,000.00                    $963.70                        $8.81
Hypothetical (5% annual return before expenses)      $1,000.00                  $1,016.09                        $9.05

CLASS D
Actual (-3.17% return)                               $1,000.00                    $968.30                        $3.95
Hypothetical (5% annual return before expenses)      $1,000.00                  $1,021.06                        $4.05

-------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratios of 1.05%, 1.79%,
1.79% and 0.80% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.22%, 1.96%, 1.96% and
0.97%, for Class A, Class B, Class C and Class D shares, respectively.

  MORGAN STANLEY GROWTH FUND
  PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2006 (UNAUDITED)

      NUMBER OF
       SHARES                                                                                                                VALUE
---------------------- ----------------------------------------------------------------------------------------- -------------------

                       COMMON STOCKS (98.1%)
                       Air Freight/Couriers (3.6%)
       212,765         C.H. Robinson Worldwide, Inc.                                                                     $9,485,064
       242,377         Expeditors International of Washington, Inc.                                                      10,805,167
                                                                                                                 -------------------
                                                                                                                         20,290,231
                                                                                                                 -------------------
                       Apparel/Footwear (2.9%)
       480,034         Coach, Inc.*                                                                                      16,513,170
                                                                                                                 -------------------

                       Apparel/Footwear Retail (1.6%)
       128,674         Abercrombie & Fitch Co. (Class A)                                                                  8,940,269
                                                                                                                 -------------------

                       Biotechnology (1.4%)
       99,554          Genentech, Inc.*                                                                                   8,233,116
                                                                                                                 -------------------

                       Broadcasting (2.1%)
       570,465         Grupo Televisa S.A. - CPO (ADR) (Mexico)                                                          12,128,086
                                                                                                                 -------------------

                       Casino/Gaming (1.6%)
       215,586         International Game Technology                                                                      8,946,819
                                                                                                                 -------------------

                       Chemicals: Agricultural (5.1%)
       617,184         Monsanto Co.                                                                                      29,013,820
                                                                                                                 -------------------

                       Computer Peripherals (0.0%)
       206,600         Seagate Technology, Inc. (Escrow) (a)                                                                      0
                                                                                                                 -------------------

                       Computer Processing Hardware (3.2%)
       123,511         Apple Computer, Inc.*                                                                              9,514,052
       374,459         Dell Inc.*                                                                                         8,552,644
                                                                                                                 -------------------
                                                                                                                         18,066,696
                                                                                                                 -------------------
                       Construction Materials (1.5%)
       278,137         Cemex S.A. de C.V. (ADR) (Mexico)                                                                  8,366,361
                                                                                                                 -------------------

                       Data Processing Services (1.9%)
       258,093         First Data Corp.                                                                                  10,839,906
                                                                                                                 -------------------

                       Discount Stores (7.8%)
       345,047         Costco Wholesale Corp.                                                                            17,141,935
       172,123         Sears Holdings Corp.*                                                                             27,210,925
                                                                                                                 -------------------
                                                                                                                         44,352,860
                                                                                                                 -------------------
                       Financial Conglomerates (8.3%)
       297,787         American Express Co.                                                                              16,699,895
       680,238         Brookfield Asset Management Inc. (Class A) (Canada)                                               30,161,753
                                                                                                                 -------------------
                                                                                                                         46,861,648
                                                                                                                 -------------------
                       Financial Publishing/Services (4.5%)
       155,329         McGraw-Hill Companies, Inc. (The)                                                                  9,013,742
       254,149         Moody's Corp.                                                                                     16,616,262
                                                                                                                 -------------------
                                                                                                                         25,630,004
                                                                                                                 -------------------
                       Food: Specialty/Candy (1.4%)
       170,001         Wrigley (Wm.) Jr. Co.                                                                              7,830,246
                                                                                                                 -------------------

                       Home Building (2.5%)
       444,359         Pulte Homes, Inc.                                                                                 14,157,278
                                                                                                                 -------------------

                       Hotels/Resorts/Cruiselines (2.4%)
       357,566         Marriott International, Inc. (Class A)                                                            13,816,350
                                                                                                                 -------------------

                       Internet Retail (2.3%)
       404,314         Amazon.com, Inc.*                                                                                 12,986,566
                                                                                                                 -------------------

                       Internet Software/Services (10.7%)
       188,422         Akamai Technologies, Inc.*                                                                         9,419,215
        77,339         Google, Inc. (Class A)*                                                                           31,082,544
       792,750         Yahoo!, Inc.*                                                                                     20,040,720
                                                                                                                 -------------------
                                                                                                                         60,542,479
                                                                                                                 -------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2006 (UNAUDITED) CONTINUED

      NUMBER OF
       SHARES                                                                                                                 VALUE
---------------------- ----------------------------------------------------------------------------------------- -------------------

                       Investment Banks/Brokers (1.4%)
       16,187          Chicago Mercantile Exchange Holdings, Inc.                                                        $7,741,433
                                                                                                                 -------------------

                       Managed Health Care (2.2%)
       250,105         UnitedHealth Group Inc.                                                                           12,305,166
                                                                                                                 -------------------

                       Medical Specialties (1.4%)
       201,296         Dade Behring Holdings, Inc.                                                                        8,084,047
                                                                                                                 -------------------

                       Miscellaneous Commercial Services (3.8%)
       137,396         Corporate Executive Board Co. (The)                                                               12,353,274
       220,258         Iron Mountain Inc.*                                                                                9,457,879
                                                                                                                 -------------------
                                                                                                                         21,811,153
                                                                                                                 -------------------
                       Oil & Gas Production (3.8%)
       452,297         Ultra Petroleum Corp. (Canada)*                                                                   21,760,009
                                                                                                                 -------------------

                       Other Consumer Services (7.0%)
       220,950         Apollo Group, Inc. (Class A)*                                                                     10,879,578
     1,012,614         eBay, Inc.*                                                                                       28,717,733
                                                                                                                 -------------------
                                                                                                                         39,597,311
                                                                                                                 -------------------
                       Personnel Services (1.3%)
       200,692         Monster Worldwide, Inc.*                                                                           7,263,043
                                                                                                                 -------------------

                       Property - Casualty Insurers (2.9%)
        5,160          Berkshire Hathaway Inc. (Class B)*                                                                16,377,840
                                                                                                                 -------------------

                       Recreational Products (2.5%)
       259,558         Electronic Arts Inc.*                                                                             14,452,189
                                                                                                                 -------------------

                       Semiconductors (1.2%)
       348,202         Marvell Technology Group, Ltd. (Bermuda)*                                                          6,744,672
                                                                                                                 -------------------

                       Specialty Telecommunications (1.5%)
       234,112         Crown Castle International Corp.*                                                                  8,250,107
                                                                                                                 -------------------

                       Tobacco (1.3%)
       98,792          Altria Group, Inc.                                                                                 7,562,527
                                                                                                                 -------------------

                       Wireless Telecommunications (3.0%)
       428,288         America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                                              16,861,699
                                                                                                                 -------------------

                       TOTAL COMMON STOCKS (Cost $501,671,016)                                                          556,327,101
                                                                                                                 -------------------

      PRINCIPAL
      AMOUNT IN
      THOUSANDS
----------------------

                           SHORT-TERM INVESTMENT (2.2%)
                           REPURCHASE AGREEMENT
       $12,541             Joint repurchase agreement account 5.325% due 10/02/06 (dated 09/29/06;
                            proceeds $12,546,565) (b) (Cost $12,541,000)                                                 12,541,000
                                                                                                                 -------------------

                           TOTAL INVESTMENTS (Cost $514,212,016) (c)                                  100.3%            568,868,101

                           LIABILITIES IN EXCESS OF OTHER ASSETS                                       (0.3)             (1,863,216)
                                                                                                    ------------ -------------------

                           NET ASSETS                                                                 100.0%           $567,004,885
                                                                                                    ============ ===================

                       SEE NOTES TO FINANCIAL STATEMENTS

  MORGAN STANLEY GROWTH FUND
  PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2006 (UNAUDITED) CONTINUED

----------------------

ADR  American Depositary Receipt.
*    Non-income producing security.
(a)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(b)  Collateralized by federal agency and U.S. Treasury obligations.
(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $94,797,110 and the aggregate gross unrealized depreciation is $40,141,025, resulting in net unrealized appreciation of $54,656,085.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
SUMMARY OF INVESTMENTS o SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      PERCENT OF
     INDUSTRY                                  VALUE                  NET ASSETS
-------------------------------------------------------------------------------

Internet Software/Services               $60,542,479                      10.7%
Financial Conglomerates                   46,861,648                       8.3
Discount Stores                           44,352,860                       7.8
Other Consumer Services                   39,597,311                       7.0
Chemicals: Agricultural                   29,013,820                       5.1
Financial Publishing/Services             25,630,004                       4.5
Miscellaneous Commercial Services         21,811,153                       3.8
Oil & Gas Production                      21,760,009                       3.8
Air Freight/Couriers                      20,290,231                       3.6
Computer Processing Hardware              18,066,696                       3.2
Wireless Telecommunications               16,861,699                       3.0
Apparel/Footwear                          16,513,170                       2.9
Property - Casualty Insurers              16,377,840                       2.9
Recreational Products                     14,452,189                       2.5
Home Building                             14,157,278                       2.5
Hotels/Resorts/Cruiselines                13,816,350                       2.4
Internet Retail                           12,986,566                       2.3
Repurchase Agreement                      12,541,000                       2.2
Managed Health Care                       12,305,166                       2.2
Broadcasting                              12,128,086                       2.1
Data Processing Services                  10,839,906                       1.9
Casino/Gaming                              8,946,819                       1.6
Apparel/Footwear Retail                    8,940,269                       1.6
Construction Materials                     8,366,361                       1.5
Specialty Telecommunications               8,250,107                       1.5
Biotechnology                              8,233,116                       1.4
Medical Specialties                        8,084,047                       1.4
Food: Specialty/Candy                      7,830,246                       1.4
Investment Banks/Brokers                   7,741,433                       1.4
Tobacco                                    7,562,527                       1.3
Personnel Services                         7,263,043                       1.3
Semiconductors                             6,744,672                       1.2
                                    -----------------     ---------------------

                                        $568,868,101                     100.3%
                                    =================     =====================

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006 (unaudited)

ASSETS:
Investments in securities, at value  (cost $514,212,016)       $    568,868,101
Cash                                                                        522
Receivable for:
     Dividends                                                          156,884
     Shares of beneficial interest sold                                   9,622
     Interest                                                             3,710
     Foreign witholding tax reclaimed                                    17,834
Prepaid expenses and other assets                                         1,759
                                                                  --------------

     TOTAL ASSETS                                                   569,058,432
                                                                  --------------

LIABILITIES:
Payable for:

     Shares of beneficial interest redeemed                           1,166,065
     Investment advisory fee                                            229,739
     Distribution fee                                                   211,664
     Transfer agent fee                                                  52,485
     Administration fee                                                  37,243
Accrued expenses and other payables                                     356,351
                                                                  --------------

     TOTAL LIABILITIES                                                2,053,547
                                                                  --------------

     NET ASSETS                                                $    567,004,885
                                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $    631,224,585
Net unrealized appreciation                                          54,656,085
Accumulated net investment loss                                      (1,876,793)
Accumulated net realized loss                                      (116,998,992)
                                                                  --------------

     NET ASSETS                                                $    567,004,885
                                                                  ==============
CLASS A SHARES:
Net Assets                                                     $    325,337,933
Shares Outstanding (unlimited authorized, $.01 par value)            22,745,779
  Net Asset Value Per Share                                    $          14.30
                                                                          =====

Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value)                $        15.09
                                                                          =====
CLASS B SHARES:
Net Assets                                                     $    178,395,220
Shares Outstanding (unlimited authorized, $.01 par value)            13,273,783
     Net Asset Value Per Share                                 $          13.44
                                                                          =====

CLASS C SHARES:
Net Assets                                                     $     25,820,442
Shares Outstanding (unlimited authorized, $.01 par value)             1,945,955
     Net Asset Value Per Share                                 $          13.27
                                                                          =====

CLASS D SHARES:
Net Assets                                                     $     37,451,290
Shares Outstanding (unlimited authorized, $.01 par value)             2,556,348
     Net Asset Value Per Share                                 $          14.65
                                                                          =====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the six months ended September 30, 2006 (unaudited)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $50,305 foreign withholding tax)             $      1,858,690
Interest                                                                205,883
                                                                 ---------------

     TOTAL INCOME                                                     2,064,573
                                                                 ---------------

Expenses
Investment advisory fee                                               1,507,987
Distribution fee (Class A shares)                                       416,224
Distribution fee (Class B shares)                                       977,109
Distribution fee (Class C shares)                                       133,965
Transfer agent fees and expenses                                        522,053
Shareholder reports and notices                                         476,291
Administration fee                                                      241,278
Professional fees                                                        99,826
Registration fees                                                        37,093
Custodian fees                                                           18,898
Trustees' fees and expenses                                               2,189
Other                                                                    33,223
                                                                 ---------------

     TOTAL EXPENSES                                                   4,466,136

Less:  amounts waived                                                  (523,604)

Less:  expense offset                                                    (2,455)
                                                                 ---------------

     NET EXPENSES                                                     3,940,077
                                                                 ---------------

     NET INVESTMENT LOSS                                             (1,875,504)
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                    12,568,491
Net change in unrealized appreciation                               (34,611,499)
                                                                 ---------------

     NET LOSS                                                       (22,043,008)
                                                                 ---------------

NET DECREASE                                                   $    (23,918,512)
                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              FOR THE SIX         FOR THE YEAR
                                                                                              MONTHS ENDED           ENDED
                                                                                           SEPTEMBER 30, 2006    MARCH 31, 2006
                                                                                           ------------------    --------------
                                                                                              (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                                           $(1,875,504)         $(4,743,572)
Net realized gain                                                                              12,568,491          135,193,261
Net change in unrealized appreciation                                                         (34,611,499)          43,072,263
                                                                                          ----------------      ---------------

     NET INCREASE (DECREASE)                                                                  (23,918,512)         173,521,952

Net decrease from transactions in shares of beneficial interest                               (74,526,284)        (380,798,649)
                                                                                          ----------------      ---------------

     NET DECREASE                                                                             (98,444,796)        (207,276,697)

NET ASSETS:
Beginning of period                                                                           665,449,681          872,726,378
                                                                                          ----------------      ---------------

END OF PERIOD
(Including accumulated net investment losses of $1,876,793 and $1,289, respectively)         $567,004,885         $665,449,681
                                                                                          ================      ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o September 30, 2006 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Growth Fund (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on January 31,
1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some
Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The fund will assess a 2% redemption fee, on Class A shares, Class B shares,
Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions.
The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price;
if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment
Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the
NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o September 30, 2006 (unaudited) continued

days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the
61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method.
Dividend income and other distributions are recorded on the ex-dividend date.
Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS - Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment
Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.50% to the portion of the daily net assets not exceeding $1 billion; 0.45% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of the daily net assets exceeding
$2 billion but not exceeding $3 billion; 0.35% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company
Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o September 30, 2006 (unaudited) continued

administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the
"Distributor"), an affiliate of the Investment Adviser and Administrator. The
Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class
A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to
1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class
B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the
Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the
Trustees will consider at that time the manner in which to treat such expenses.
The Distributor has advised the Fund that such excess amounts totaled
$21,458,026 at September 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the
Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended September
30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $35, $175,432 and $1,234, respectively and received $29,065 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o September 30, 2006 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2006 aggregated
$166,716,760 and $242,709,846, respectively. Included in the aforementioned are purchases and sales of $555,627 and $6,022,638, respectively with other Morgan
Stanley funds including net realized gains of $1,950,288.

For the six months ended September 30, 2006, the Fund incurred brokerage commissions of $4,127 with Morgan Stanley & Co., Inc., an affiliate of the
Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and
Distributor is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan")
which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible
Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan.
Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                        FOR THE SIX                                 FOR THE YEAR
                                                       MONTHS ENDED                                    ENDED
                                                    SEPTEMBER 30, 2006                             MARCH 31, 2006
                                          ----------------------------------------    -----------------------------------------
                                                        (unaudited)

                                                SHARES                AMOUNT               SHARES                AMOUNT
                                          -------------------    -----------------    -----------------    --------------------
CLASS A SHARES
Sold                                               1,497,402          $21,056,500            3,380,539             $46,775,374
Conversion from Class B                              832,361           11,841,542           20,804,598             246,043,926
Redeemed                                          (4,200,675)         (59,158,547)          (8,081,383)           (109,593,356)
                                          -------------------    -----------------    -----------------    --------------------
Net increase (decrease) - Class A                 (1,870,912)         (26,260,505)          16,103,754             183,225,944
                                          -------------------    -----------------    -----------------    --------------------

CLASS B SHARES
Sold                                                 198,529            2,685,894            1,123,034              14,983,594
Conversion to Class A                               (884,229)         (11,841,542)         (21,922,364)           (246,043,926)
Redeemed                                          (2,438,817)         (32,364,266)          (7,059,999)            (88,496,718)
                                          -------------------    -----------------    -----------------    --------------------
Net decrease - Class B                            (3,124,517)         (41,519,914)         (27,859,329)           (319,557,050)
                                          -------------------    -----------------    -----------------    --------------------

CLASS C SHARES
Sold                                                 114,038            1,506,755              329,097               4,318,556
Redeemed                                            (301,062)          (3,922,189)            (634,376)             (7,929,486)
                                          -------------------    -----------------    -----------------    --------------------
Net decrease - Class C                              (187,024)          (2,415,434)            (305,279)             (3,610,930)
                                          -------------------    -----------------    -----------------    --------------------

CLASS D SHARES
Sold                                                 115,173            1,658,446              585,965               7,664,613
Redeemed                                            (414,518)          (5,988,877)         (16,936,616)           (248,521,226)
                                          -------------------    -----------------    -----------------    --------------------
Net decrease - Class D                              (299,345)          (4,330,431)         (16,350,651)           (240,856,613)
                                          -------------------    -----------------    -----------------    --------------------
Net decrease in Fund                              (5,481,798)        $(74,526,284)         (28,411,505)          $(380,798,649)
                                          ===================    =================    =================    ====================

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o September 30, 2006 (unaudited) continued

6. EXPENSE OFFSET
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.
These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2006, the Fund had a net capital loss carryforward of
$128,157,009 of which $67,709,569 will expire on March 31, 2010, $19,034,217 will expire on March 31, 2011, $6,990,718 will expire on March 31, 2012 and
$34,422,505 will expire on March 31, 2013 to offset future capital gains to the extent provided by regulations.

As of March 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the
Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District
Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the
Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment
Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a
Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o September 30, 2006 (unaudited) continued

9. NEW ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation 48, Accounting for Uncertainty in Income Taxes - an
interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No.
157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

10. SUBSEQUENT EVENT - FUND MERGER
On October 23, 2006, the Fund was acquired by Morgan Stanley Focus Growth Fund
("Focus Growth") based on the respective valuations as of the close of business on October 20, 2006 pursuant to the above - referenced Plan of Reorganization which was approved by the shareholders of the Fund on September 27, 2006. The acquisition was accomplished by a tax-free exchange of 12,190,466 Class A shares of Focus Growth at a net asset value of $27.00 per share for 22,405,895 Class A shares of the Fund; 7,121,075 Class B shares of Focus Growth at a net asset value of $25.15 per share for 12,977,902 Class B shares of the Fund; 1,041,371
Class C shares of Focus Growth at a net asset value of $24.90 per share for
1,903,828 Class C shares of the Fund; and 1,325,012 Class D shares of Focus
Growth at a net asset value of $27.65 per share for 2,435,942 Class D shares of the Fund. The net assets of Focus Growth and the Fund immediately before the acquisition were $2,736,931,791 and $570,757,037, respectively, including unrealized appreciation of $73,483,604 for the Fund. Immediately after the acquisition, the combined net assets of Focus Growth amounted to $3,307,688,828.

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                             FOR THE YEAR ENDED MARCH 31,
                                                  MONTHS ENDED        --------------------------------------------------------------
                                               SEPTEMBER 30, 2006         2006             2005          2004      2003       2002
                                               -------------------    -------------      ----------    --------- ---------  --------
                                                   (unaudited)

Class A Shares

Selected Per Share Data:
Net asset value, beginning of period ...........       $14.79             $12.04          $11.97        $9.41    $12.58     $12.60
                                                  ------------         ----------      ----------    --------- ---------  ---------

Income (loss) from investment operations:
     Net investment income (loss)[+/+] .........        (0.03)             (0.05)           0.01        (0.02)     0.00      (0.04)
     Net realized and unrealized gain (loss) ...        (0.46)              2.80            0.06         2.58     (3.17)      0.09
                                                  ------------         ----------      ----------    --------- ---------  ---------
Total income (loss) from investment operations .        (0.49)              2.75            0.07         2.56     (3.17)      0.05
                                                  ------------         ----------      ----------    --------- ---------  ---------

Less distributions from net realized gain ......        -                  -              -             -          -         (0.07)
                                                  ------------         ----------      ----------    --------- ---------  ---------

Net asset value, end of period .................       $14.30             $14.79          $12.04       $11.97     $9.41     $12.58
                                                  ============         ==========      ==========    ========= =========  =========

Total Return+ ..................................        (3.31)%(1)        22.84%           0.58%      27.21%  (25.20)%     0.36%

Ratios to Average Net Assets (3):
Total expenses (before expense offset) .........         1.05%(2)(4)      1.05%(4)        1.16%       1.22%    1.18%     1.18%
Net investment income (loss) ...................        (0.37)%(2)(4)     (0.37)%(4)        0.10%      (0.17)%   (0.06)%    (0.35)%

Supplemental Data:
Net assets, end of period, in thousands ........     $325,338          $364,111         $102,526      $84,421   $32,091    $17,611
Portfolio turnover rate ........................           28%(1)           75%            155%        139%     155%       95%

-------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3)   Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)   If the Fund had borne all the expenses that were waived by the Investment
      Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

                                 EXPENSE            NET INVESTMENT
              PERIOD ENDED        RATIO               LOSS RATIO
              ------------        -----               ----------
           September 30, 2006     1.22%                 (0.54)%
             March 31, 2006       1.07                  (0.39)

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                          FOR THE YEAR ENDED MARCH 31,
                                                MONTHS ENDED      ------------------------------------------------------------------
                                            SEPTEMBER 30, 2006          2006         2005         2004         2003         2002
                                            -------------------   -------------   ----------  ------------- ------------  ----------
                                                 (unaudited)

Class B Shares

Selected Per Share Data:
Net asset value, beginning of period ...........     $13.95            $11.44        $11.46          $9.08       $12.24      $12.35
                                                 -----------    --------------    ----------  ------------- ------------  ----------

Income (loss) from investment operations:
     Net investment loss[+/+] ..................      (0.07)            (0.14)        (0.08)         (0.10)       (0.09)      (0.14)
     Net realized and unrealized gain (loss) ...      (0.44)             2.65          0.06           2.48        (3.07)       0.10
                                                 -----------    --------------    ----------  ------------- ------------  ----------
Total income (loss) from investment operations .      (0.51)             2.51         (0.02)          2.38        (3.16)     (0.04)
                                                 -----------    --------------    ----------  ------------- ------------  ----------

Less distributions from net realized gain ......        -                 -             -              -            -        (0.07)
                                                 -----------    --------------    ----------  ------------- ------------  ----------
Net asset value, end of period .................     $13.44            $13.95        $11.44         $11.46        $9.08     $12.24
                                                 ===========    ==============    ==========  ============= ============  ==========

Total Return+ ..................................      (3.66)%(1)        21.94%        (0.17)%        26.21%      (25.82)%    (0.44)%

Ratios to Average Net Assets (3):

Total expenses (before expense offset) .........       1.79%(2)(4)       1.80%(4)      1.91%          1.98%        1.99%      1.94%
Net investment loss ............................      (1.11)%(2)(4)     (1.12)%(4)    (0.65)%        (0.93)%      (0.87)%    (1.11)%

Supplemental Data:
Net assets, end of period, in thousands ........   $178,395          $228,752      $506,501       $708,534     $381,478   $714,513
Portfolio turnover rate ........................         28%(1)            75%          155%           139%         155%        95%

-------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3)   Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)   If the Fund had borne all the expenses that were waived by the Investment
      Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

                                 EXPENSE            NET INVESTMENT
              PERIOD ENDED        RATIO               LOSS RATIO
              ------------        -----               ----------
           September 30, 2006     1.96%                  (1.28)%
             March 31, 2006       1.82                   (1.14)

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                          FOR THE YEAR ENDED MARCH 31,
                                                MONTHS ENDED      ------------------------------------------------------------------
                                            SEPTEMBER 30, 2006          2006         2005         2004         2003         2002
                                            -------------------   -------------   ----------  ------------- ------------  ----------
                                                 (unaudited)

Class C Shares

Selected Per Share Data:
Net asset value, beginning of period ...........     $13.77            $11.30        $11.31          $8.96      $12.07      $12.16
                                                 -----------    --------------    ----------  ------------- ------------  ----------

Income (loss) from investment operations:
     Net investment loss[+/+] ..................      (0.07)            (0.14)        (0.07)         (0.10)      (0.08)      (0.11)
     Net realized and unrealized gain (loss) ...      (0.43)             2.61          0.06           2.45       (3.03)       0.09
                                                 -----------    --------------    ----------  ------------- ------------  ----------
Total income (loss) from investment operations .      (0.50)             2.47         (0.01)          2.35       (3.11)      (0.02)
                                                 -----------    --------------    ----------  ------------- ------------  ----------

Less distributions from net realized gain ......       -                 -             -              -            -         (0.07)
                                                 -----------    --------------    ----------  ------------- ------------  ----------
Net asset value, end of period .................     $13.27            $13.77        $11.30         $11.31       $8.96      $12.07
                                                 ===========    ==============    ==========  ============= ============  ==========

Total Return+ ..................................      (3.63)%(1)        21.86%        (0.09)%        26.23%     (25.77)%     (0.20)%

Ratios to Average Net Assets (3):
Total expenses (before expense offset) .........       1.79%(2)(4)      1.77%(4)     1.88%          1.98%      1.98%       1.73%
Net investment loss ............................      (1.11)%(2)(4)     (1.09)%(4)    (0.62)%        (0.93)%     (0.86)%     (0.90)%

Supplemental Data:
Net assets, end of period, in thousands ........    $25,820           $29,376       $27,547        $33,621      $8,563     $14,095
Portfolio turnover rate ........................         28%(1)            75%          155%           139%        155%         95%

-------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3)   Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)   If the Fund had borne all the expenses that were waived by the Investment
      Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

                                 EXPENSE            NET INVESTMENT
              PERIOD ENDED        RATIO               LOSS RATIO
              ------------        -----               ----------
           September 30, 2006     1.96%                  (1.28)%
             March 31, 2006       1.79                   (1.11)

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS continued

                                                FOR THE SIX                          FOR THE YEAR ENDED MARCH 31,
                                                MONTHS ENDED      ------------------------------------------------------------------
                                            SEPTEMBER 30, 2006          2006         2005         2004         2003         2002
                                            -------------------   -------------   ----------  ------------- ------------  ----------
                                                 (unaudited)

Class D Shares

Selected Per Share Data:
Net asset value, beginning of period ...........     $15.13            $12.30        $12.19          $9.56       $12.76     $12.75
                                                 -----------    --------------    ----------  ------------- ------------  ----------

Income (loss) from investment operations:
     Net investment income (loss)[+/+] .........      (0.01)            (0.02)         0.04           0.01         0.01      (0.01)
     Net realized and unrealized gain (loss) ...      (0.47)             2.85          0.07           2.62        (3.21)      0.09
                                                 -----------    --------------    ----------  ------------- ------------  ----------
Total income (loss) from investment operations .      (0.48)             2.83          0.11           2.63        (3.20)      0.08
                                                 -----------    --------------    ----------  ------------- ------------  ----------

Less distributions from net realized gain ......       -                 -             -              -            -         (0.07)
                                                 -----------    --------------    ----------  ------------- ------------  ----------
Net asset value, end of period .................     $14.65            $15.13        $12.30         $12.19        $9.56     $12.76
                                                 ===========    ==============    ==========  ============= ============  ==========

Total Return + .................................      (3.17)%(1)        23.01%         0.90%         27.51%      (25.08)%     0.59%

Ratios to Average Net Assets (3):
Total expenses (before expense offset) .........       0.80%(2)(4)      0.80%(4)     0.91%          0.98%        0.99%      0.94%
Net investment income (loss) ...................      (0.12)%(2)(4)     (0.12)%(4)     0.35%          0.07%        0.13%     (0.11)%

Supplemental Data:
Net assets, end of period, in thousands ........    $37,451           $43,211      $236,153       $254,533     $108,481   $133,653
Portfolio turnover rate ........................         28%(1)            75%          155%           139%         155%        95%

-------------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3)   Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)   If the Fund had borne all the expenses that were waived by the Investment
      Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

                                 EXPENSE            NET INVESTMENT
              PERIOD ENDED        RATIO               LOSS RATIO
              ------------        -----               ----------
           September 30, 2006     0.97%                  (0.29)%
             March 31, 2006       0.82                   (0.14)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Growth Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote upon an agreement and plan of reorganization between the Fund and Morgan Stanley Focus Growth Fund (formerly named Morgan Stanley American
Opportunities Fund). The proposal failed to obtain the quorum necessary in order to hold the meeting and, therefore, the meeting was adjourned until August 23,
2006, and further adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to this proposal were as follows:

For.......................      21,929,914
Against...................         527,702
Abstain...................         912,387
BNV*......................               0

*    Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

   TRUSTEES
   Michael Bozic
   Edwin J. Garn
   Wayne E. Hedien
   James F. Higgins
   Dr. Manuel H. Johnson                   M O R G A N  S T A N L E Y  F U N D S
   Joseph J. Kearns
   Michael E. Nugent
   Fergus Reid

   OFFICERS
   Michael E. Nugent
   Chairman of the Board
   Ronald E. Robison
   President and Principal Executive Officer
   J. David Germany
   Vice President
   Dennis F. Shea
   Vice President
   Barry Fink
   Vice President
   Amy R. Doberman
   Vice President
   Carsten Otto
   Chief Compliance Officer
   Stefanie V. Chang Yu
   Vice President
   Francis J. Smith
   Treasurer and Chief Financial Officer
   Mary E. Mullin
   Secretary

   TRANSFER AGENT
   Morgan Stanley Trust
   Harborside Financial Center, Plaza Two
   Jersey City, New Jersey 07311

   INDEPENDENT AUDITORS
   Deloitte & Touche LLP
   Two World Financial Center                                     MORGAN STANLEY
   New York, New York 10281                                          GROWTH FUND

   INVESTMENT ADVISER
   Morgan Stanley Investment Advisors Inc.
   1221 Avenue of the Americas
   New York, New York 10020

   The financial statements included herein
   have been taken from the records of the
   Fund without examination by the
   independent auditors and accordingly they
   do not express an opinion thereon.

   This report is submitted for the general
   information of the shareholders of the
   Fund. For more detailed information about
   the Fund, its fees and expenses and other
   pertinent information, please read its
   Prospectus. The Fund's Statement of
   Additional Information contains additional
   information about the Fund, including its
   trustees. It is available, without charge,
   by calling (800) 869-NEWS.

   This report is not authorized for
   distribution to prospective investors in
   the Fund unless preceded or accompanied by
   an effective Prospectus. Read the
   Prospectus carefully before investing.
                                                             SEMIANNUAL REPORT
   Investments and services offered through                 SEPTEMBER 30, 2006
   Morgan Stanley DW Inc., member SIPC.
   Morgan Stanley Distributors Inc., member
   NASD.

   (C) 2006 Morgan Stanley

   Morgan Stanley

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Growth Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 21, 2006

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Growth Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 21, 2006

                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Growth Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 21, 2006                         /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Growth Fund and will be retained by Morgan Stanley
Growth Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Growth Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 21, 2006                         /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Growth Fund and will be retained by Morgan Stanley
Growth Fund and furnished to the Securities and Exchange Commission or its staff upon request.